INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2021
INCOME TAX
Summary of components of loss before income taxes

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC, excluding Hong Kong S.A.R.	13,363,885	165,783,490	229,692,055
Hong Kong S.A.R.	36,302,843	38,305,342	59,079,524
Japan	258,209	7,697,439	3,446,328
Cayman	646,803	5,332,840	14,378,166
Others	1,427,214	6,175,567	2,206,865
Total	51,998,954	223,294,678	308,802,938

Summary of income tax expense recognized in the consolidated statements of comprehensive loss

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense (benefit)-PRC, excluding Hong Kong S.A.R..	112,473	(64,615)	1,168,707
Current income tax expense-Others	818,081	1,118,133	1,819,398
Current income tax expense-total	930,554	1,053,518	2,988,105
Deferred income tax benefit-PRC, excluding Hong Kong S.A.R	—	(2,495,332)	(2,167,099)
Income tax expense (benefit)	930,554	(1,441,814)	821,006

Summary of reconciliation of the differences between PRC statutory income tax rate and the Group???s effective income tax rate

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
PRC Statutory income tax rate	(25.0)%	(25.0)%	(25.0)%
Increase (decrease) in effective income tax rate resulting from:
Tax rate differential for non-PRC entities	6.1%	1.8%	2.9%
Preferential tax rate	6.5%	(3.2)%	7.3%
Research and development expenses additional deduction	(15.5)%	(3.7)%	(6.8)%
Non-deductible share-based compensation expenses	—	20.9%	1.3%
Non-taxable income	—	(0.5)%	(0.1)%
Impairment of goodwill	—	—	8.7%
Other non-deductible expenses	0.5%	2.4%	2.8%
Change in valuation allowance	29.2%	6.7%	9.2%
Effective income tax rate	1.8%	(0.6)%	0.3%

Summary of deferred income tax assets

	As of December 31,
	2020	2021
	RMB	RMB
Net operating loss carry forwards	72,435,457	99,347,341
Donation	457,730	480,684
Deductible advertising expenses	867,094	2,103,893
Total deferred income tax assets	73,760,281	101,931,918
Less: Valuation allowance	(71,676,908)	(100,483,935)
Deferred income tax assets, net	2,083,373	1,447,983
Intangible assets	(13,038,256)	(11,051,079)
Deferred income tax liabilities	(13,038,256)	(11,051,079)
Net deferred income tax liabilities	(10,954,883)	(9,603,096)

Summary of changes in valuation allowance

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	42,910,959	57,960,509	71,676,908
Additions of valuation allowance	14,728,024	28,879,521	46,283,222
Reductions of valuation allowance	—	(13,070,605)	(16,639,886)
Foreign exchange translation adjustments	321,526	(2,092,517)	(836,309)
Balance at the end of the year	57,960,509	71,676,908	100,483,935